S000034349 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets IMI (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.38%	4.66%	8.37%
MSCI Emerging Markets Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.58%	8.43%	8.31%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.94%	4.67%	7.47%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	13.68%	4.41%	7.19%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.25%	3.33%	6.38%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.70%	3.33%	5.64%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	13.99%	4.73%	7.53%